FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Sep. 30, 2021
FAIR VALUE MEASUREMENTS
Schedule of financial assets and liabilities measured and recorded at fair value on recurring basis

	September 30, 2021
	Active market	Observable input	Non-observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB

Liabilities:
Warrant liabilities	—	—	1,815,265	1,815,265
Forward contract liabilities	—	—	547,985	547,985
	—	—	2,363,250	2,363,250